Cover	Mar. 24, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	Southwest Gas Holdings, Inc.
Entity File Number	001-37976
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Drive
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193
City Area Code	702
Local Phone Number	876-7237
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001692115
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K filed by Southwest Gas Holdings, Inc. and its subsidiary Southwest Gas Corporation (the “Company”) on March 28, 2022 (the “Initial Filing”) is being filed to update certain information regarding the timing of the retirement of Eric DeBonis and the appointment of Julie M. Williams as the Senior Vice President/Operations of the Company. Except as set forth in this Amendment, the information included in the Initial Filing remains unchanged.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Southwest Gas Holdings, Inc. Common Stock, $1 par value
Trading Symbol	SWX
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Southwest Gas Corporation [Member]
Document Information [Line Items]
Amendment Flag	true
Entity Registrant Name	Southwest Gas Corporation
Entity File Number	001-07850
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	88-0085720
Entity Address, Address Line One	8360 S. Durango Drive
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193
City Area Code	702
Local Phone Number	876-7237
Entity Central Index Key	0000092416